Revenue - Schedule of Contract Liabilities and Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 6,657	$ 3,338	$ 7,400
Deferred revenue (including customer deposits of $3,163 and $31 as of December 31, 2021 and 2020, respectively)	6,048	5,392	1,129
Contract assets	$ 3,115	$ 2,772	$ 0